UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kingstown Capital Management LP
Address: 100 Park Avenue, Suite 2100
         New York, NY  10017

13F File Number:  028-14360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-319-1309

Signature, Place, and Date of Signing:

 /s/ Mark Rosenthal     New York, NY     August 03, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $281,079 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     3792   684500 SH       SOLE                   684500        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6    22727 24050000 PRN      SOLE                 24050000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2      908  2000000 PRN      SOLE                  2000000        0        0
FURIEX PHARMACEUTICALS INC     COM              36106P101     7000   393491 SH       SOLE                   393491        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118     2061    96309 SH       SOLE                    96309        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v126     1852   116252 SH       SOLE                   116252        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209    34605   710000 SH       SOLE                   710000        0        0
GRIFOLS S A                    SPONSORED ADR    398438309     5844   778198 SH       SOLE                   778198        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    20910  1000000 SH       SOLE                  1000000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    19713   262000 SH       SOLE                   262000        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    36955  1214437 SH       SOLE                  1214437        0        0
QLT INC                        COM              746927102    20365  2824524 SH       SOLE                  2824524        0        0
SANOFI                         RIGHT 12/31/2020 80105N113    12372  5133600 SH       SOLE                  5133600        0        0
SUNOCO INC                     COM              86764P109    27529   660000 SH       SOLE                   660000        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    25665   960500 SH       SOLE                   960500        0        0
WILLIAMS COS INC DEL           COM              969457100    38781  1282000 SH       SOLE                  1282000        0        0